Deepwater Beachfront Small Cap ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
COMMUNICATION SERVICES - 0.5%
Interactive Media & Services - 0.5%
Grindr, Inc. (a)	1,602	$18,134

CONSUMER DISCRETIONARY - 11.7%
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	312	32,308
Universal Technical Institute, Inc. (a)	474	13,191
		45,499
Hotels, Restaurants & Leisure - 5.7%
Brinker International, Inc. (a)	384	60,564
Cheesecake Factory, Inc.	438	25,386
First Watch Restaurant Group, Inc. (a)	534	8,539
Genius Sports Ltd. (a)	2,070	18,009
Kura Sushi USA, Inc. - Class A (a)	102	6,815
Life Time Group Holdings, Inc. (a)	1,914	55,831
Shake Shack, Inc. - Class A (a)	366	32,417
Sweetgreen, Inc. - Class A (a)	1,038	6,373
		213,934
Specialty Retail - 4.4%
American Eagle Outfitters, Inc.	1,476	34,405
Boot Barn Holdings, Inc. (a)	264	47,119
Group 1 Automotive, Inc.	108	38,260
Revolve Group, Inc. (a)	618	17,088
Warby Parker, Inc. - Class A (a)	1,080	27,551
		164,423
Textiles, Apparel & Luxury Goods - 0.4%
Figs, Inc. - Class A (a)	1,428	15,437
TOTAL CONSUMER DISCRETIONARY		439,293

CONSUMER STAPLES - 3.5%
Beverages - 0.7%
Vita Coco Co., Inc. (a)	498	26,568

Consumer Staples Distribution & Retail - 1.6%
Chefs' Warehouse, Inc. (a)	354	22,267
PriceSmart, Inc.	264	37,543
		59,810
Food Products - 0.5%
Mama's Creations, Inc. (a)	420	6,342
Vital Farms, Inc. (a)	390	11,096
		17,438
Household Products - 0.7%
WD-40 Co.	114	26,360
TOTAL CONSUMER STAPLES		130,176

ENERGY - 1.7%
Energy Equipment & Services - 1.7%
Innovex International, Inc. (a)	600	14,910
TETRA Technologies, Inc. (a)	1,164	13,270
Valaris Ltd. (a)	606	34,984
TOTAL ENERGY		63,164

FINANCIALS - 16.9%
Banks - 5.5%
Axos Financial, Inc. (a)	486	48,109
Bancorp, Inc. (a)	378	22,468
Cadence Bank	1,596	67,208
Enterprise Financial Services Corp.	324	18,581
Esquire Financial Holdings, Inc.	72	7,677
Finwise Bancorp (a)	270	4,728
ServisFirst Bancshares, Inc.	468	38,306
		207,077
Capital Markets - 4.9%
PJT Partners, Inc. - Class A	372	64,367
StepStone Group, Inc. - Class A	1,014	71,680
StoneX Group, Inc. (a)	450	50,517
		186,564
Consumer Finance - 2.6%
Dave, Inc. (a)	120	19,643
Enova International, Inc. (a)	216	35,677
Nelnet, Inc. - Class A	312	41,153
		96,473
Financial Services - 2.2%
PennyMac Financial Services, Inc.	450	44,964
StoneCo Ltd. - Class A (a)	2,352	37,961
		82,925
Insurance - 1.7%
HCI Group, Inc.	114	18,088
Palomar Holdings, Inc. (a)	228	28,179
Skyward Specialty Insurance Group, Inc. (a)	384	17,134
		63,401
TOTAL FINANCIALS		636,440

HEALTH CARE - 19.7%
Biotechnology - 1.6%
ADMA Biologics, Inc. (a)	2,064	35,707
Travere Therapeutics, Inc. (a)	780	24,250
		59,957
Health Care Equipment & Supplies - 3.7%
Alphatec Holdings, Inc. (a)	1,290	19,131
IRhythm Holdings, Inc. (a)	276	42,645
LivaNova PLC (a)	474	31,146
SI-BONE, Inc. (a)	378	6,267
TransMedics Group, Inc. (a)	294	39,389
		138,578
Health Care Providers & Services - 12.3%
Alignment Healthcare, Inc. (a)	1,668	37,580
BrightSpring Health Services, Inc. (a)	1,566	61,497
Ensign Group, Inc.	432	74,157
GeneDx Holdings Corp. (a)	252	24,258
Guardant Health, Inc. (a)	720	82,109
HealthEquity, Inc. (a)	738	63,224
Hims & Hers Health, Inc. (a)	1,974	53,476
Progyny, Inc. (a)	750	17,902
RadNet, Inc. (a)	672	47,107
		461,310
Pharmaceuticals - 2.1%
Axsome Therapeutics, Inc. (a)	432	79,596
TOTAL HEALTH CARE		739,441

INDUSTRIALS - 22.1%
Aerospace & Defense - 3.3%
AeroVironment, Inc. (a)	210	58,462
Kratos Defense & Security Solutions, Inc. (a)	642	66,132
		124,594
Building Products - 3.3%
CSW Industrials, Inc.	144	38,877
Modine Manufacturing Co. (a)	456	84,205
		123,082
Construction & Engineering - 9.5%
Construction Partners, Inc. - Class A (a)	486	53,402
Dycom Industries, Inc. (a)	216	78,708
IES Holdings, Inc. (a)	168	63,889
Limbach Holdings, Inc. (a)	102	8,770
Primoris Services Corp.	468	69,381
Sterling Infrastructure, Inc. (a)	234	83,751
		357,901
Electrical Equipment - 2.4%
Nextpower, Inc. - Class A (a)	768	89,925

Machinery - 3.6%
Federal Signal Corp.	522	56,423
Watts Water Technologies, Inc. - Class A	264	79,018
		135,441
TOTAL INDUSTRIALS		830,943

INFORMATION TECHNOLOGY - 13.3%
Semiconductors & Semiconductor Equipment - 5.0%
Credo Technology Group Holding Ltd. (a)	474	59,383
Impinj, Inc. (a)	258	35,630
Kopin Corp. (a)	1,554	3,963
Rambus, Inc. (a)	798	90,836
		189,812
Software - 7.6%
Alkami Technology, Inc. (a)	912	19,325
AvePoint, Inc. (a)	1,872	21,771
Braze, Inc. - Class A (a)	978	20,362
Clear Secure, Inc. - Class A	1,176	38,361
Commvault Systems, Inc. (a)	378	32,395
Pagaya Technologies Ltd. - Class A (a)	702	13,612
Q2 Holdings, Inc. (a)	546	33,443
SPS Commerce, Inc. (a)	324	28,920
Workiva, Inc. (a)	486	37,432
Zeta Global Holdings Corp. - Class A (a)	2,130	39,575
		285,196
Technology Hardware, Storage & Peripherals - 0.7%
GPGI, Inc. (a)	1,104	26,021
TOTAL INFORMATION TECHNOLOGY		501,029

MATERIALS - 3.1%
Chemicals - 0.1%
Flotek Industries, Inc. (a)	288	5,003

Construction Materials - 0.9%
Knife River Corp. (a)	486	32,645

Metals & Mining - 2.1%
Coeur Mining, Inc. (a)	3,678	75,178
Vox Royalty Corp.	960	5,059
		80,237
TOTAL MATERIALS		117,885

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Real Brokerage, Inc. (a)	1,836	6,499

UTILITIES - 3.1%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp. - Class A	1,032	49,381

Independent Power and Renewable Electricity Producers - 1.8%
Ormat Technologies, Inc.	522	65,219
TOTAL UTILITIES		114,600
TOTAL COMMON STOCKS (Cost $3,609,920)		3,597,604

REAL ESTATE INVESTMENT TRUSTS - 3.6%	Shares	Value
REAL ESTATE - 3.6%
Health Care REITs - 3.6%
American Healthcare REIT, Inc.	1,596	74,868
Diversified Healthcare Trust	2,106	12,236
Sabra Health Care REIT, Inc.	2,160	40,457
Strawberry Fields REIT, Inc.	486	6,376
Total Real Estate		133,937
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $133,805)		133,937

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	26,904	26,904
TOTAL MONEY MARKET FUNDS (Cost $26,904)		26,904

TOTAL INVESTMENTS - 100.1% (Cost $3,770,629)		3,758,445
Liabilities in Excess of Other Assets - (0.1)%		(2,118)
TOTAL NET ASSETS - 100.0%		$3,756,327

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Deepwater Beachfront Small Cap ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,597,604	$–	$–	$3,597,604
Real Estate Investment Trusts	133,937	–	–	133,937
Money Market Funds	26,904	–	–	26,904
Total Investments	$3,758,445	$–	$–	$3,758,445

Refer to the Schedule of Investments for further disaggregation of investment categories.